Significant Accounting Policies - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2019 INR (₨)	Apr. 01, 2018 INR (₨)	Mar. 31, 2021 INR (₨) Vote ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares		Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) shares	Mar. 08, 2019 ₨ / shares
Disclosure of classes of share capital [line items]
Authorized share capital			₨ 25,274
Par value per share | ₨ / shares				₨ 2				₨ 2
Number of vote | Vote			1
Undistributed earnings after taxes not freely available for distribution- Capital Reserve			₨ 41,154			$ 563	₨ 43,804
Capital redemption reserve			1,122				647
Weighted average discount rate on lease liabilities	5.70%
Right-of-use assets	₨ 13,630		16,420			$ 225	16,748
Lease liability	15,379		21,182				19,198
Reclassified from property plant and equipment to right of use assets	1,243
Reclassification of finance lease to lease liabilities	2,002
Finance lease liability noncurrent	496
Finance lease liability current	1,506
Reclassification of prepaid rent on leasehold land and other assets to right of use assets	2,222
Reversal of lease liability to consolidated statement of income on account of Amendment to IFRS 16			61
IFRS Sixteen [Member]
Disclosure of classes of share capital [line items]
Net deferred tax assets	138
Reduction of retained earnings	872
Gross carrying amount [member]
Disclosure of classes of share capital [line items]
Right-of-use assets			25,770	₨ 17,095			22,689
Reclassified from property plant and equipment to right of use assets	3,420
Accumulated depreciation and amortisation [member]
Disclosure of classes of share capital [line items]
Reclassified from property plant and equipment to right of use assets	₨ 2,177
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of classes of share capital [line items]
Reduction in opening retained earnings on adoption of IFRS 15		₨ 2,279		2,279	[1]
Special economic zone re-investment reserve [member]
Disclosure of classes of share capital [line items]
Undistributed earnings after taxes not freely available for distribution- Capital Reserve			₨ 1,139	₨ 1,139			₨ 1,139
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity			20.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity			50.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held | shares			19,401,215	27,353,853		19,401,215	22,746,081
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares			12,504,500,000			12,504,500,000
Par value per share | ₨ / shares			₨ 2
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares			25,000,000			25,000,000
Par value per share | ₨ / shares			₨ 10
10% Optionally Convertible Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares			150,000			150,000
Par value per share | ₨ / shares			₨ 100

[1]	Refer to Note 3